Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 5,008	$ 241
Amortization of debt issuance costs	186	23
Other	11	16
Total	5,205	280
Interest and Finance Costs - Related Party [Abstract]
Convertible notes interest expense	924	119
Convertible notes amortization of debt discount (Note 3)	688	227
Gain on extinguishment of convertible notes	0	(200)
Total	$ 1,612	$ 146